Related Party Transactions (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 25, 2025
Related Party Transactions [Line Items]
Interest calculated monthly basis on one percentage on funds advanced and received		1.00%
Interest expense		$ (255,842)	$ 442,869
Related Party [Member]
Related Party Transactions [Line Items]
Accounts receivable – related parties		505,850
Accounts payable – related parties			2,101,113
Interest expense		332,222	0
Other Related Party [Member]
Related Party Transactions [Line Items]
Accounts payable – related parties		555,147		$ 315,904
PC4 [Member]
Related Party Transactions [Line Items]
Accounts payable – related parties		239,243
BCMP Services Limited (“BCMP”) [Member]
Related Party Transactions [Line Items]
Accounts payable – related parties		$ 24,098	$ 0